Earnings Per Ordinary Share - Summary of Earnings Per Ordinary Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amount
Basic earnings	[1]	€ 3,903	€ 4,761	€ 5,464
Basic earnings from continuing operations, amount		3,903	4,761	5,464
Diluted earnings, amount		3,903	4,761	5,464
Diluted earnings from continuing operations, amount		€ 3,903	€ 4,761	€ 5,464
Weighted average number of ordinary shares outstanding during the period
Basic earnings		3,894.8	3,888.9	3,882.8
Stock option and share plans		0.5	1.5	2.8
Total effect of dilutive instruments		0.5	1.5	2.8
Diluted earnings		3,895.3	3,890.4	3,885.6
Per ordinary share
Basic earnings	[1]	€ 1	€ 1.22	€ 1.41
Basic earnings from continuing operations	[1]	1	1.22	1.41
Diluted earnings	[1]	1	1.22	1.41
Diluted earnings from continuing operations	[1]	€ 1	€ 1.22	€ 1.41

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.